Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
INTANGIBLE ASSETS

17. INTANGIBLE ASSETS

The intangible assets are split between assets with finite and indefinite lives.

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2021	$607,213	$17,000	$64,841	$689,054
Impact of foreign exchange	(268)	—	(449)	(717)
Cost as at December 31, 2021 and January 1, 2022	606,945	17,000	64,392	688,337
Impact of foreign exchange	2,797	—	4,673	7,470
Cost as at December 31, 2022	$609,742	$17,000	$69,065	$695,807
Accumulated impairment as at January 1, 2021	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2021 and January 1, 2022	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2022	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2021	$605,845	$17,000	$64,392	$687,237
As at December 31, 2022	$608,642	$17,000	$69,065	$694,707

(1)      There were no additions, disposals or retirements in the years ended December 31, 2022 and 2021.

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2021	$223,664	$194,545	$12,618	$16,718	$22,914	$—	$59	$470,518
Additions(1)	—	—	—	—	75	1,193	—	1,268
Disposals/retirements	—	—	—	—	(411)	—	—	(411)
Impact of foreign exchange	—	(19)	—	—	(1,501)	—	—	(1,520)
Cost as at December 31, 2021 and January 1, 2022	223,664	194,526	12,618	16,718	21,077	1,193	59	469,855
Additions	—	—	—	—	71	—	—	71
Impact of foreign exchange	—	201	—	—	2,720	—	—	2,921
Cost as at December 31, 2022	$223,664	$194,727	$12,618	$16,718	$23,868	$1,193	$59	$472,847
Accumulated amortization and impairment as at January 1, 2021	$(208,981)	$(140,891)	$(7,545)	$(14,022)	$(7,800)	$—	$(43)	$(379,282)
Amortization(2)	(5,590)	(6,894)	(845)	(1,078)	(1,453)	(119)	(4)	(15,983)
Disposals/retirements	—	—	—	—	411	—	—	411
Impact of foreign exchange	—	13	—	—	408	—	—	421
Accumulated amortization and impairment as at December 31, 2021 and January 1, 2022	(214,571)	(147,772)	(8,390)	(15,100)	(8,434)	(119)	(47)	(394,433)
Amortization	(4,375)	(6,872)	(844)	(1,079)	(1,568)	(238)	(3)	(14,979)
Impact of foreign exchange	—	(153)	—	—	(1,111)	—	—	(1,264)
Accumulated amortization and impairment as at December 31, 2022	$(218,946)	$(154,797)	$(9,234)	$(16,179)	$(11,113)	$(357)	$(50)	$(410,676)
Net carrying values
As at December 31, 2021	$9,093	$46,754	$4,228	$1,618	$12,643	$1,074	$12	$75,422
As at December 31, 2022	$4,718	$39,930	$3,384	$539	$12,755	$836	$9	$62,171

(1)      Additions to software for the year ended December 31, 2021, reflect an adjustment of $1,577 related to the change in accounting policy associated with SaaS (Note 3).

(2)      Amortization of software for the year ended December 31, 2021, reflect an adjustment of $158 related to the change in accounting policy associated with SaaS (Note 3).

(3)      There were no disposals/retirements during the year ended December 31, 2022.

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2022			As at December 31, 2021
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$695,807	$(1,100)	$694,707	$688,337	$(1,100)	$687,237
Finite life intangibles	472,847	(410,676)	62,171	469,855	(394,433)	75,422
Total intangibles	$1,168,654	$(411,776)	$756,878	$1,158,192	$(395,533)	$762,659

The orbital slots represent a right to operate satellites in a given longitudinal coordinate in space, where geostationary orbit may be achieved. They are limited in availability and represent a scarce resource. Usage of orbital slots is licensed through the International Telecommunications Union. Satellite operators can generally expect, with a relatively high level of certainty, continued occupancy of an assigned orbital slot either during the operational life of an existing orbiting satellite or upon replacement by a new satellite once the operational life of the existing orbiting satellite is over. As a result of the expectancy right to maintain the once awarded orbital slots, an indefinite life is typically associated with orbital slots.

The Company’s trade name has a long and established history, a strong reputation and has been synonymous with quality and growth within the satellite industry. It has been assigned an indefinite life because of expected ongoing future use.

The Company’s intellectual property relates to development relating to its planned Telesat Lightspeed constellation. It has been assigned an indefinite life because of anticipated ongoing future use.

The following are the remaining useful lives of the intangible assets:

Years
Revenue backlog	2
Customer relationships	4 to 6
Customer contracts	4
Transponder rights	1
Concession rights	1 to 15
Software	3
Patent	3

All of the Company’s intangible assets, excluding the intangible assets held in unrestricted subsidiaries, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, Senior Secured Notes and 2026 Senior Secured Notes (Note 24).

Impairment

Finite life intangible assets are assessed for impairment at the Company’s CGU level. With the exception of trade name, which is tested for impairment at the asset level, the indefinite life intangible assets are tested for impairment at the individual CGU level. In the case of orbital slots, the CGU is based on geography. The annual impairment tests for these assets were performed in the fourth quarters of 2022 and 2021 in accordance with the policy described in Note 4.

Orbital slots

The orbital slots were valued using an income approach.

The income approach is most sensitive to the following assumptions:

•        Movements in the underlying business plan;

•        Discount rate; and

•        Growth rate assumptions.

Movements in the underlying business plan

The business plans reflect the most up-to-date assumptions concerning the markets and development and trends in the business. For the provision of satellite capacity, the business plan will take into account the following factors:

•        The expected developments in sale of satellite capacity;

•        Any changes in the expected capital expenditure cycle; and

•        Any changes in satellite procurement, launch or cost assumptions.

Discount rates

Discount rates reflect management’s estimates of the specific risks. Management uses a weighted average cost of capital as a discount rate. The discount rates used was 9.0% in 2022 and 7.5% in 2021.

Growth rate assumptions

Growth rate assumptions used to extrapolate the cash flows beyond the business planning period are based on commercial experience and the expectations for the development of the markets which they serve.

Trade name

Relief from royalty method was used to calculate the fair value of the Telesat trade name. The relief from royalty analysis requires determining a hypothetical royalty rate and subsequent application of the rate to projected revenue.

The relief from royalties method is most sensitive to the following assumptions:

•        Movements in the underlying business plan;

•        Royalty rate;

•        Discount rate; and

•        Growth rate assumptions.

Movements in the underlying business plan

The business plans reflect the most up-to-date assumptions concerning the markets and development and trends in the business. For the provision of satellite capacity, the business plan will take into account the expected developments in sale of satellite capacity.

Royalty rate

The determination of the hypothetical royalty rate used in the relief from royalty approach will consider comparable license agreements and other qualitative factors. The royalty rate used for 2022 and 2021 was 0.25% of revenue.

Discount rates

Discount rates reflect management’s estimates of the specific risks. Management uses a weighted average cost of capital as a discount rate. The discount rates used was the following:

	2022	2021
GEO royalties	9.0%	7.5%
LEO royalties	17.5%	17.5%

Growth rate assumptions

Growth rate assumptions used to extrapolate the cash flows beyond the business planning period are based on commercial experience and the expectations for the development of the markets which they serve. The long-term growth rate was the following:

	2022	2021
GEO	—%	—%
LEO	2.0%	3.0%

No impairment loss was recognized in the years ended December 31, 2022 and 2021.

Some of the more sensitive assumptions used in the quantitative analysis, including the forecasted cash flows and the discount rate, could have yielded different estimates of the recoverable amount. Actual operating results and the related cash flows of the Company could differ from the estimated operating results and related cash flows used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.